Income Taxes - Summary of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current
Federal	$ (164)	$ 322
State	(15)	25
Total current	(179)	347
Deferred
Federal	0	0
State	0	0
Total deferred	0	0
Total income tax expense (benefit)	$ (179)	$ 347